ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of:

	December 31,
	2022	2021
Accrued expenses:
Research and development	$42	$894
General and administrative	268	183
Payroll and related	401	291
Licensing related	—	62
Total accrued expenses	$711	$1,430